SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of debt
Short and long-term debt for the company as of December 31, 2022 and 2021, is detailed in the table below:

(in thousands of $)	2022	2021
U.S. dollar denominated floating rate debt
Flex Resolute $150 Million Facility	150,000	—
Flex Enterprise $150 Million Facility	147,542	—
$320 Million Sale and Leaseback	305,974	—
$125 million term tranche under the $375 Million Facility	119,475	—
$250 Million Term Loan Facility	—	220,313
$50 million term loan under $100 Million Facility	—	44,080
Flex Rainbow Sale and Leaseback	—	131,906
$629 Million Facility	467,865	613,512
Flex Amber Sale and Leaseback	139,022	147,712
Total U.S. dollar floating rate debt	1,329,878	1,157,523

U.S. dollar denominated fixed rate debt
Hyundai Glovis Sale and Charterback	—	271,381
Flex Volunteer Sale and Leaseback	152,801	159,448
Total U.S. dollar denominated fixed rate debt	152,801	430,829

U.S. dollar denominated revolving credit facilities
$250 million revolving tranche under the $375 Million Facility	250,000	—
$70 million revolving tranche under $100 Million Facility	—	64,080
Total U.S. dollar denominated revolving credit facilities	250,000	64,080

Total debt	1,732,679	1,652,432
Less
Current portion of debt	(99,706)	(85,879)
Long-term portion of debt issuance costs	(13,749)	(14,606)
Long-term debt	1,619,224	1,551,947

Schedule of capital commitments
Capital commitments relating to our long-term debt obligations as of December 31, 2022 are detailed in the table below:

(in thousands of $)
2023	99,706
2024	100,010
2025	308,037
2026	106,869
2027	100,417
Thereafter	1,017,640
Total	1,732,679